Significant Events	12 Months Ended
Dec. 31, 2025
Significant Events [Abstract]
Significant Events	SIGNIFICANT EVENTS
As of December 31, 2025, the following significant events have occurred and affected the Bank’s operation and Consolidated Financial Statements.
a.The Board
On March 25, 2024, at an ordinary meeting of the Board of Director,the Board resolved to convene an Ordinary Shareholders’ Meeting to be held on April 22, 2025, in order to propose the distribution of profits and payment of dividends equivalent to 70% of the accumulated profits as of December 31, 2024 corresponding to $3.18571574 per share. The Board also proposed that the remaining 30% of the profits be allocated to increase reserves and/or retained earnings.
On July 17, 2025, Director Rodrigo Echenique Gordillo submitted his resignation from the Bank’s Board of Directors. Subsequently, at the regular meeting held on July 29, 2025, Mr. José Francisco Doncel Razola was appointed as Director, effective as of September 2025.
On November 21, 2025, an Extraordinary Shareholders’ Meeting of Banco Santander-Chile was convened for December 10, 2025, for the purpose of voting on the sale of 49.99% of the shares of the subsidiary Sociedad Operadora de Tarjetas de Pago Santander Getnet Chile S.A. to Getnet Payments S.L.
On November 25, 2025, the Board of Directors resolved to postpone the Extraordinary Shareholders’ Meeting scheduled for December 10, 2025.
On December 30, 2025, an Extraordinary Shareholders’ Meeting was convened for January 27, 2026, to vote on the sale of 49.99% of the shares of the subsidiary Sociedad Operadora de Tarjetas de Pago Santander Getnet Chile S.A. to Getnet Payments S.L.
b.Shareholders’ meeting
At the Ordinary Shareholders' Meeting of Banco Santander-Chile held on April 22, 2025, together with the approval of the 2024 Consolidated Financial Statements, the shareholders resolved to distribute 70% of the net income for the year (net income attributable to the Bank’s shareholders), amounting to $857,623 million. This distribution represents a dividend of $3.18571574 per share,for a total amount of Ch$600,336 million.
It was also approved that the remaining 30% of net income be allocated, in part, to increase accumulated profits from prior years by the amount necessary to cover the payment of the next three interest coupons on bonds without a fixed maturity date, totaling $29,993 million and to increase the Bank’s reserves and other retained earnings by $227,295 million.
At the aforementioned Ordinary Shareholders’ Meeting, PricewaterhouseCoopers Consultores Auditores was also approved as the Bank’s external auditors for the 2025 fiscal year.
On April 29, 2025, the Bank proceeded with the payment of dividends to its shareholders.
c.Subsidiaries and Associated entities
PagoNxt Payments Chile SpA entered into an agreement with the related entity Santander Global Technology and Operations Chile Limitada to transfer its assets, contracts, and employees, effective as of January 2025. As a result, PagoNxt Payments Chile SpA ceased to be part of the consolidation perimeter as of that date.
On February 6, 2025, the Financial Market Commission approved the request to authorize a capital increase of the subsidiary Santander S.A. Sociedad Securitizadora. As of the end of March 2025, the company had completed the capital increase in the amount of Ch$774 million.
On April 15, 2025, at the Ordinary Shareholders’ Meeting of Operadora de Tarjetas de Pago Santander Getnet Chile S.A., the distribution of dividends equivalent to 40% of the net income for the 2024 fiscal year was approved. This distribution represented a dividend of Ch$0.58653032 per share, for a total amount of Ch$11,730 million, which was paid on April 22, 2025. The remaining 60% of net income was allocated to retained earnings.
On September 30, 2025, at a regular meeting of the Board of Directors of Operadora de Tarjetas de Pago Santander Getnet Chile S.A., the directors present unanimously approved the distribution of provisional dividends for fiscal year 2025, in a total amount of Ch$23,582 million, charged against net profits accumulated as of August 31, 2025.
NOTE 02 - SIGNIFICANT EVENTS
On December 23, 2025, at a regular meeting of the Board of Directors, Operadora de Tarjetas de Pago Santander Getnet Chile S.A. unanimously approved a second distribution of provisional profits corresponding to fiscal year 2025, for a total amount of $14,418 million, charged against net profits accumulated as of November 30, 2025.
On December 24, 2025, Cristian Amar Zapata was appointed as General Manager of the company Santander Asesorías Financiera Limitada S.A.
On December 29, 2025, Operadora de Tarjetas de Pago Santander Getnet Chile S.A. made a provisional dividend payment from its 2025 profits in a total amount of $38,000 million.
d.Bond issuance
During 2025, the Bank issued bonds in the following amounts: UF 17,540,000, CLP 328,550,000,000, CHF 140,000,000, JPY 14,000,000,000 and USD 20,000,000. Details of the bond issuances carried out during the year are included in Note No. 17.
e.Basel III
On April 1, 2025, the Financial Market Commission (FMC) reported the annual classification of systemically important banks, maintaining for an additional year, the requirement of an extra 1.5% Common Equity Tier 1 (CET1) capital surcharge for the Bank.
On April 11, 2025, the FMC issued additional capital requirements under the Pillar II framework, whereby the FMC Council resolved to apply an additional capital requirement of 0.25%, of which 50% became applicable to the Bank as of June 2025.
f.Others
On January 10, 2025, the Bank made a payment upon maturity of a Rule 144A bond in the amount of US$704,132,000.
On January 28, 2025, at a regular meeting of the Bank’s Board of Directors, it was resolved that the Chief Executive Officer and Country Head, Mr. Román Blanco Reinosa, would step down from his position effective July 1, 2025. On such date, Mr. Andrés Trautmann Buc assumed the position of Chief Executive Officer and Country Head of the Bank.
The International Finance Corporation (IFC), a member of the World Bank Group (WBG), committed to providing a US$100 million loan to Banco Santander-Chile to finance green building projects. This represents IFC’s first green loan in Chile dedicated exclusively to environmentally sustainable buildings, as well as the first loan of this nature granted to Grupo Santander worldwide.
On April 23, 2025, the Shareholders’ Meeting of Centro de Compensación Automatizado S.A. was held, at which the distribution of dividends totaling Ch$7,500 million was approved. Based on Banco Santander-Chile’s ownership interest in this company, the Bank was entitled to receive dividends in the amount of Ch$2,500 million, which were paid in early May 2025.
As of July 1, 2025, Andrés Trautman Buc assumed the position of Chief Executive Officer and Country Head of Banco Santander-Chile.